Other Accounts Payable (Details) - Schedule of other accounts payable - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Other Accounts Payable Abstract
Employees’ salaries and related liabilities	$ 545	$ 614
Accrued expenses	546	82
Other	23	29
Total	$ 1,114	$ 725